Securities	6 Months Ended
Apr. 30, 2023
Text Block [Abstract]
Securities

Note 4 Securities
Unrealized gains and losses on securities at FVOCI
(1), (2)

	As at
	April 30, 2023				October 31, 2022
(Millions of Canadian dollars)	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Debt issued or guaranteed by:
Canadian government
Federal	$4,740	$2	$(245)	$4,497	$4,081	$1	$(301)	$3,781
Provincial and municipal	3,751	3	(482)	3,272	2,685	6	(567)	2,124
U.S. federal, state, municipal and agencies	53,298	174	(1,547)	51,925	46,034	343	(2,019)	44,358
Other OECD government	6,935	7	(5)	6,937	5,154	7	(17)	5,144
Mortgage-backed securities	2,786	–	(77)	2,709	2,985	1	(98)	2,888
Asset-backed securities
CDO	7,751	2	(101)	7,652	7,741	3	(220)	7,524
Non-CDO securities	474	–	(10)	464	547	–	(23)	524
Corporate debt and other debt	26,879	50	(98)	26,831	25,852	51	(183)	25,720
Equities	658	324	(5)	977	551	284	(7)	828
	$107,272	$562	$(2,570)	$105,264	$95,630	$696	$(3,435)	$92,891

(1)	Excludes $78,357 million of held-to-collect securities as at April 30, 2023 that are carried at amortized cost, net of allowance for credit losses (October 31, 2022 – $77,127 million).
(2)	Gross unrealized gains and losses includes $(20)
million
of allowance for credit losses on debt securities at FVOCI as at April 30, 2023 (October 31, 2022 – $(19) million) recognized in income and Other components of equity.
Allowance for credit losses on investment securities
The following tables reconcile the opening and closing allowance for debt securities at FVOCI and amortized cost by stage. Reconciling items include the following:
•	Transfers between stages, which are presumed to occur before any corresponding remeasurement of the allowance.
•	Purchases, which reflect the allowance related to assets newly recognized during the period, including those assets that were derecognized following a modification of terms.
•
Sales and maturities, which reflect the allowance related to assets derecognized during the period without a credit loss being incurred, including those assets that were derecognized following a modification of terms.

•
Changes in risk, parameters and exposures, which comprise the impact of changes in model inputs or assumptions, including changes in forward-looking macroeconomic conditions; partial repayments; changes in the measurement following a transfer between stages; and unwinding of the time value discount due to the passage of time.

Allowance for credit losses – securities at FVOCI
(1)

	For the three months ended
	April 30, 2023				April 30, 2022
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (2)	Total	Stage 1	Stage 2	Stage 3 (2)	Total

Balance at beginning of period	$4	$1	$(24)	$(19)	$2	$1	$(14)	$(11)
Provision for credit losses
Transfers to stage 1	–	–	–	–	–	–	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	–	–	–	–
Purchases	1	–	–	1	1	–	–	1
Sales and maturities	(1)	–	–	(1)	(1)	–	–	(1)
Changes in risk, parameters and exposures	–	2	(3)	(1)	1	–	(3)	(2)
Exchange rate and other	(1)	(1)	2	–	(1)	1	–	–
Balance at end of period	$3	$2	$(25)	$(20)	$2	$2	$(17)	$(13)

	For the six months ended
	April 30, 2023				April 30, 2022
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (2)	Total	Stage 1	Stage 2	Stage 3 (2)	Total

Balance at beginning of period	$3	$1	$(23)	$(19)	$2	$1	$(12)	$(9)
Provision for credit losses
Transfers to stage 1	–	–	–	–	–	–	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	–	–	–	–
Purchases	3	–	–	3	1	–	–	1
Sales and maturities	(1)	–	–	(1)	(1)	–	–	(1)
Changes in risk, parameters and exposures	(1)	2	(5)	(4)	1	–	(5)	(4)
Exchange rate and other	(1)	(1)	3	1	(1)	1	–	–
Balance at end of period	$3	$2	$(25)	$(20)	$2	$2	$(17)	$(13)

(1)	Expected credit losses on debt securities at FVOCI are not separately recognized on the balance sheet as the related securities are recorded at fair value. The cumulative amount of credit losses recognized in income is presented in Other components of equity.
(2)	Reflects changes in the allowance for purchased credit impaired securities.
Allowance for credit losses – securities at amortized cost

	For the three months ended
	April 30, 2023				April 30, 2022
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total

Balance at beginning of period	$10	$13	$–	$23	$9	$17	$–	$26
Provision for credit losses
Transfers to stage 1	–	–	–	–	–	–	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	–	–	–	–
Purchases	1	–	–	1	2	–	–	2
Sales and maturities	–	–	–	–	–	–	–	–
Changes in risk, parameters and exposures	(3)	–	–	(3)	(2)	(1)	–	(3)
Exchange rate and other	1	–	–	1	–	–	–	–
Balance at end of period	$9	$13	$–	$22	$9	$16	$–	$25

	For the six months ended
	April 30, 2023				April 30, 2022
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Balance at beginning of period	$8	$14	$–	$22	$5	$18	$–	$23
Provision for credit losses
Model changes	–	–	–	–	–	–	–	–
Transfers to stage 1	–	–	–	–	–	–	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	–	–	–	–
Purchases	5	–	–	5	8	–	–	8
Sales and maturities	–	–	–	–	(1)	–	–	(1)
Changes in risk, parameters and exposures	(5)	(1)	–	(6)	(3)	(2)	–	(5)
Exchange rate and other	1	–	–	1	–	–	–	–
Balance at end of period	$9	$13	$–	$22	$9	$16	$–	$25
Credit risk exposure by internal risk rating
The following table presents the fair value of debt securities at FVOCI and gross carrying amount of securities at amortized cost. Risk ratings are based on internal ratings used in the measurement of expected credit losses as at the reporting date, as outlined in the internal ratings maps in the Credit risk section of our 2022 Annual Report.

	As at
	April 30, 2023				October 31, 2022
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment securities
Securities at FVOCI
Investment grade	$103,173	$185	$–	$103,358	$91,177	$56	$–	$91,233
Non-investment grade	779	–	–	779	680	–	–	680
Impaired	–	–	150	150	–	–	150	150
	103,952	185	150	104,287	91,857	56	150	92,063
Items not subject to impairment (2)				977				828
				$105,264				$92,891
Securities at amortized cost
Investment grade	$77,328	$–	$–	$77,328	$76,035	$–	$–	$76,035
Non-investment grade	779	272	–	1,051	898	216	–	1,114
Impaired	–	–	–	–	–	–	–	–
	78,107	272	–	78,379	76,933	216	–	77,149
Allowance for credit losses	9	13	–	22	8	14	–	22
	$78,098	$259	$–	$78,357	$76,925	$202	$–	$77,127

(1)	Reflects $150 million of purchased credit impaired securities (October 31, 2022 – $150 million).
(2)	Investment securities at FVOCI not subject to impairment represent equity securities designated as FVOCI.